Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000108404 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000108404 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000108404 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000108404 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000108404 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000108404 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000108404 | 101137107 | Boston Scientific Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000108404 | 64110L106 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000108404 | 22160K105 | Costco Wholesale Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000108404 | 90353T100 | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000108404 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000108404 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000108404 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000108404 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000108404 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000108404 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000108404 | Communications
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000108404 | Technology
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000108404 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	98.70%
C000108404 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.30%
C000108406 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000108406 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000108406 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000108406 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000108406 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000108406 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000108406 | 101137107 | Boston Scientific Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000108406 | 64110L106 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000108406 | 22160K105 | Costco Wholesale Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000108406 | 90353T100 | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000108406 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000108406 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000108406 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000108406 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000108406 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000108406 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000108406 | Communications
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000108406 | Technology
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000108406 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	98.70%
C000108406 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.30%
C000218687 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000218687 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000218687 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000218687 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000218687 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000218687 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000218687 | 101137107 | Boston Scientific Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000218687 | 64110L106 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000218687 | 22160K105 | Costco Wholesale Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000218687 | 90353T100 | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000218687 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000218687 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000218687 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000218687 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000218687 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000218687 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000218687 | Communications
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000218687 | Technology
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000218687 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	98.70%
C000218687 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.30%